Right-of-Use Asset (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Right-of-use Asset
Depreciation of right use of assets		$ 26,594	$ 54,024	$ 52,353	$ 79,783	$ 106,378	$ 106,378